Document and Entity Information	Jun. 27, 2023
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 27, 2023
Entity Registrant Name	Entera Bio Ltd.
Entity Incorporation, State or Country Code	L3
Entity File Number	001-38556
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	KIRYAT HADASSAH, MINRAV BUILDING
Entity Address, Address Line Two	FIFTH FLOOR
Entity Address, City or Town	JERUSALEM
Entity Address, Country	IL
Entity Address, Postal Zip Code	9112002
City Area Code	972
Local Phone Number	97225327151
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001638097
Ordinary Shares, par value of NIS 0.0000769 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Ordinary Shares, par value of NIS 0.0000769
Trading Symbol	ENTX
Security Exchange Name	NASDAQ
Warrants, each Warrant exercisable for half of an Ordinary Share at an exercise price of $5.85 per Ordinary Share [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Warrants, each Warrant exercisable for half of an Ordinary Share at an exercise price of $5.85 per Ordinary Share
Trading Symbol	ENTXW
Security Exchange Name	NASDAQ